Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to measure fair value

	2020	2019	2018
Risk free interest rate	0.41%	1.95%	2.80%
Expected term (in years)	6.11	6.02	6.11
Expected volatility	42.46%	41.48%	41.98%
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of stock option activity

The following table shows stock option activity for the year ended December 31, 2020, 2019, and 2018:

								Weighted	Weighted	Weighted
								Average	Average	Average
								Exercise	FMV	Remaining Term	Aggregate
								Price of	of	of Options	Intrinsic
	Time-based		PSP		LTIP		Total	Options	RSUs	(Years)	Value
	Options	RSUs	Options	RSUs	Options	RSUs
Outstanding at December 31, 2018	66,527	—	5,161	—	40,189	—	111,877	$0.84	$—	8.15	$69,765
Recapitalization impact	(43,003)	—	(3,336)	—	(25,978)	—	(72,317)	1.54	—	—	—
Outstanding at December 31, 2018	23,524	—	1,825	—	14,211	—	39,560	2.38	—	8.15	69,765
Granted	5,756	—	2,214	—	1,990	—	9,960	4.68	—	—	—
Exercised options / vested RSUs	(1,003)	—	(39)	—	—	—	(1,042)	1.16	—	—	—
Forfeited	(424)	—	(28)	—	—	—	(452)	3.36	—	—	—
Outstanding at December 31, 2019	27,853	—	3,972	—	16,201	—	48,026	2.86	—	7.64	203,431
Granted	4,781	3,816	—	907	—	28,354	37,858	4.11	34.63	—	—
Exercised options / vested RSUs	(11,621)	(149)	(932)	—	(2,347)	(15,554)	(30,603)	1.28	21.03	—	—
Forfeited	(494)	(119)	(17)	—	—	—	(630)	5.24	33.72	—	—
Outstanding at December 31, 2020	20,519	3,548	3,023	907	13,854	12,800	54,651	$3.57	$47.01	7.05	$2,410,943

Summary of stock compensation expense

	Year ended			Year ended			Year ended
	December 31, 2020			December 31, 2019			December 31, 2018
	Options	RSUs	Total	Options	RSUs	Total	Options	RSUs	Total
Time Based	$8,176	$21,286	$29,462	$7,065	$—	$7,065	$7,210	$—	$7,210
PSP	1,633	21,275	22,908	5,222	—	5,222	—	—	—
LTIP (1)	9,552	255,116	264,668	5,326	—	5,326	—	—	—
B Shares (2)	8,000	—	8,000	—	—	—	—	—	—
Total	$27,361	$297,677	$325,038	$17,613	$—	$17,613	$7,210	$—	$7,210

(1) Resulting from amortization of stock-based compensation expense and anticipated achievement of share price targets

(2) Related to the Business Combination; Class B shares have no economic rights.

Grants with market based conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to measure fair value

2020
Risk free interest rate	1.72%
Expected volatility	38.92%
Expected dividend yield	0.00%